Income Taxes, Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Provision for Income Taxes [Abstract]
Current tax expense		$ 2,414	$ 2,036
Deferred tax (benefit) expense		(130)	12
Total income taxes	[1]	$ 2,284	$ 2,048

[1]	Effective income tax rates were 16.3% for 2021 and 16.6% for 2020